Pension and Postretirement Expense Level 3 (Tables)	12 Months Ended
Dec. 31, 2013
Pension and Postretirement Expense [Abstract]
Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets [Table Text Block]
The following table presents the change in benefit obligation, change in plan assets and components of funded status for the Company’s defined benefit pension and non-pension postretirement benefit plans for the years ended December 31:

	Pension Benefits				Non-Pension Postretirement Benefits
	2013		2012		2013		2012
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Change in Benefit Obligation
Benefit obligation at beginning of year	$309	$484	$286	$318	$15	$9	$14	$6
Service cost	3	14	3	8	—	1	—	1
Interest cost	10	18	12	17	—	1	1	—
Actuarial (gains) losses	(24)	(51)	25	143	(2)	(3)	—	2
Foreign currency exchange rate changes	—	20	—	6	—	(2)	—	—
Benefits paid	(20)	(10)	(19)	(9)	(1)	—	—	—
Plan amendments	—	(6)	2	—	—	6	—	—
Employee contributions	—	1	—	1	—	—	—	—
Benefit obligation at end of year	278	470	309	484	12	12	15	9
Change in Plan Assets
Fair value of plan assets at beginning of year	225	278	200	231	—	1	—	—
Actual return on plan assets	19	3	25	36	—	—	—	—
Foreign currency exchange rate changes	—	12	—	5	—	—	—	—
Employer contributions	16	15	19	14	1	—	—	1
Benefits paid	(20)	(10)	(19)	(9)	(1)	—	—	—
Employee contributions	—	1	—	1	—	—	—	—
Fair value of plan assets at end of year	240	299	225	278	—	1	—	1
Funded status of the plan at end of year	$(38)	$(171)	$(84)	$(206)	$(12)	$(11)	$(15)	$(8)

Amounts Recognized in the Consolidated Balance Sheet, Accumulated Other Comprehensive Income and Other [Table Text Block]

	Pension Benefits				Non-Pension Postretirement Benefits
	2013		2012		2013		2012
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Amounts recognized in the Consolidated Balance Sheets at December 31 consist of:
Noncurrent assets	$—	$7	$—	$—	$—	$—	$—	$—
Other current liabilities	—	(5)	—	(3)	—	—	(1)	—
Long-term pension and post employment benefit obligations	(38)	(173)	(84)	(203)	(12)	(11)	(14)	(8)
Accumulated other comprehensive loss (income)	140	59	164	103	(10)	2	(9)	1
Net amounts recognized	$102	$(112)	$80	$(103)	$(22)	$(9)	$(24)	$(7)
Amounts recognized in Accumulated other comprehensive income at December 31 consist of:
Net actuarial loss (gain)	$128	$66	$167	$119	$(6)	$(2)	$(4)	$1
Net prior service cost (benefit)	2	(3)	2	4	—	6	(2)	—
Deferred income taxes	10	(4)	(5)	(20)	(4)	(2)	(3)	—
Net amounts recognized	$140	$59	$164	$103	$(10)	$2	$(9)	$1
Accumulated benefit obligation	$278	$436	$309	$459
Accumulated benefit obligation for funded plans	276	270	307	304
Pension plans with underfunded or non-funded accumulated benefit obligations at December 31:
Aggregate projected benefit obligation	$278	$189	$309	$485
Aggregate accumulated benefit obligation	278	181	309	459
Aggregate fair value of plan assets	240	13	225	278
Pension plans with projected benefit obligations in excess of plan assets at December 31:
Aggregate projected benefit obligation	$278	$199	$309	$485
Aggregate fair value of plan assets	240	21	225	278

Schedule of Changes in Projected Benefit Obligations [Table Text Block]
Following are the components of net pension and postretirement expense (benefit) recognized for the years ended December 31:

	Pension Benefits
	U.S. Plans			Non-U.S. Plans
	2013	2012	2011	2013	2012	2011
Service cost	$3	$3	$2	$14	$8	$8
Interest cost on projected benefit obligation	10	12	14	18	17	17
Expected return on assets	(15)	(16)	(17)	(12)	(13)	(12)
Amortization of prior service cost	—	—	—	1	1	1
Amortization of net losses	11	8	7	10	—	—
Net expense	$9	$7	$6	$31	$13	$14

	Non-Pension Postretirement Benefits
	U.S. Plans			Non-U.S. Plans
	2013	2012	2011	2013	2012	2011
Service cost	$—	$—	$—	$1	$1	$—
Interest cost on projected benefit obligation	—	1	1	1	—	—
Amortization of prior service benefit	(2)	(8)	(10)	—	—	—
Amortization of net gains	—	—	(1)	—	(1)	—
Net (benefit) expense	$(2)	$(7)	$(10)	$2	$—	$—

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
The following amounts were recognized in “Accumulated other comprehensive loss” during the year ended December 31, 2013:

	Pension Benefits		Non-Pension Postretirement Benefits		Total
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Net actuarial gains arising during the year	$(28)	$(43)	$(2)	$(3)	$(30)	$(46)
Prior service (benefit) cost from plan amendments	—	(6)	—	6	—	—
Amortization of prior service (cost) benefit	—	(1)	2	—	2	(1)
Amortization of net losses	(11)	(10)	—	—	(11)	(10)
(Gain) loss recognized in accumulated other comprehensive loss	(39)	(60)	—	3	(39)	(57)
Deferred income taxes	15	16	(1)	(2)	14	14
(Gain) loss recognized in accumulated other comprehensive loss, net of tax	$(24)	$(44)	$(1)	$1	$(25)	$(43)

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) to be Recognized over Next Fiscal Year [Table Text Block]
The amounts in “Accumulated other comprehensive loss” that are expected to be recognized as components of net periodic benefit cost (benefit) during the next fiscal year are as follows:

	Pension Benefits		Non-Pension Postretirement Benefits		Total
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Net actuarial loss (gain)	$7	$4	$(1)	$—	$6	$4

Weighted Average Rates Used to Determine the Benefit Obligations [Table Text Block]
The weighted average rates used to determine the benefit obligations were as follows at December 31:

	Pension Benefits				Non-Pension Postretirement Benefits
	2013		2012		2013		2012
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Discount rate	4.4%	3.6%	3.5%	3.5%	4.2%	7.2%	3.3%	4.3%
Rate of increase in future compensation levels	—	3.0%	—	3.0%	—	—	—	—
The weighted average assumed health care cost trend rates are as follows at December 31:
Health care cost trend rate assumed for next year	—	—	—	—	7.4%	6.3%	7.5%	6.7%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	—	—	—	—	4.5%	4.5%	4.5%	4.5%
Year that the rate reaches the ultimate trend rate	—	—	—	—	2029	2030	2030	2030

Weighted Average Rates Used to Determine Net Periodic Pension Expense Benefit [Table Text Block]
The weighted average rates used to determine net periodic pension expense (benefit) were as follows for the years ended December 31:

	Pension Benefits
	U.S. Plans			Non-U.S. Plans
	2013	2012	2011	2013	2012	2011
Discount rate	3.5%	4.4%	5.1%	3.5%	5.6%	5.5%
Rate of increase in future compensation levels	—	—	—	3.0%	3.3%	3.3%
Expected long-term rate of return on plan assets	8.0%	8.0%	8.0%	4.8%	5.8%	5.8%

	Non-Pension Postretirement Benefits
	U.S. Plans			Non-U.S. Plans
	2013	2012	2011	2013	2012	2011
Discount rate	3.3%	4.2%	4.9%	4.3%	5.4%	5.6%

Schedule of Allocation of Plan Assets [Table Text Block]

	Actual		Target 2014
	2013	2012
Weighted average allocations of U.S. pension plan assets at December 31:
Equity securities	35%	40%	40%
Debt securities	52%	50%	50%
Cash, short-term investments and other	13%	10%	10%
Total	100%	100%	100%
Weighted average allocations of non-U.S. pension plan assets at December 31:
Equity securities	22%	19%	21%
Debt securities	75%	81%	79%
Cash, short-term investments and other	3%	—%	—%
Total	100%	100%	100%

Schedule of Fair Value of U.S. Pension Plan Investments [Table Text Block]
The following table presents U.S. pension plan investments measured at fair value on a recurring basis as of December 31, 2013 and 2012:

	Fair Value Measurements Using
	2013				2012
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobserv-able Inputs (Level 3)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobserv-able Inputs (Level 3)	Total
Large cap equity funds(a)	$—	$44	$—	$44	$—	$55	$—	$55
Small/mid cap equity funds(a)	—	7	—	7	—	17	—	17
Other international equity(a)	—	33	—	33	—	17	—	17
Debt securities/fixed income(b)	—	125	—	125	—	112	—	112
Cash, money market and other(c)	—	31	—	31	—	24	—	24
Total	$—	$240	$—	$240	$—	$225	$—	$225

Schedule of Fair Value of non-U.S. Pension Plan Investments [Table Text Block]
The following table presents non-U.S. pension plan investments measured at fair value on a recurring basis as of December 31, 2013 and 2012:

	Fair Value Measurements Using
	2013				2012
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobserv-able Inputs (Level 3)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobserv-able Inputs (Level 3)	Total
Other international equity(a)	$—	$66	$—	$66	$—	$51	$—	$51
Debt securities/fixed income(a)	—	225	—	225	—	211	—	211
Balanced pooled funds(a)(d)	—	—	—	—	—	11	—	11
Pooled insurance products with fixed income guarantee(a)	—	8	—	8	—	5	—	5
Total	$—	$299	$—	$299	$—	$278	$—	$278

Schedule of Expected Benefit Payments [Table Text Block]
Estimated future plan benefit payments as of December 31, 2013 are as follows:

	Pension Benefits		Non-Pension Postretirement Benefits
Year	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
2014	$22	$10	$1	$—
2015	21	10	1	—
2016	20	12	1	—
2017	19	13	1	1
2018	29	17	1	1
2019-2023	82	103	4	3